Related party transactions - Key management renumeration narrative (Details)	6 Months Ended
Jun. 30, 2025 USD ($) payment
Disclosure of transactions between related parties [line items]
Post employment benefits, number of payments | payment	1
Post employment benefits, number of months of salary paid	2 months
Material post employment benefits for executive offices and directors | $	$ 0
Minimum
Disclosure of transactions between related parties [line items]
Change in control, annual bonus provided under employment agreement percentage	150.00%
Maximum
Disclosure of transactions between related parties [line items]
Change in control, annual bonus provided under employment agreement percentage	250.00%
Executive officer
Disclosure of transactions between related parties [line items]
Lump sum payment multiplier	3
Bottom of range | Executive officer
Disclosure of transactions between related parties [line items]
Employment agreements, written termination required period, not less than	24 months
Top of range | Executive officer
Disclosure of transactions between related parties [line items]
Employment agreements, written termination required period, not less than	36 months